Significant Accounting Policies: Principles of Consolidation (Policies)	12 Months Ended
Dec. 31, 2013
Policies
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements for 2013 reflect the financial position and operations of the Company and its wholly- owned subsidiaries, Blue Earth Tech, Inc. (BET), Castrovilla, Inc. (Castrovilla), Blue Earth Energy Management, Inc.  (BEEM), Blue Earth Energy Partners, LLC. (BEEP), Ecolegacy Gas & Power, LLC (Eco), Xnergy, Inc. (Xnergy), Blue Earth Energy Management Services, Inc. (BEEMS), Blue Earth Finance, Inc. (BEF), IPS Power Engineering, Inc. (IPS), Intelligent Power, Inc. (IP), and Millennium Power Solutions, LLC (MPS).  The consolidated financial statements for 2012 reflect the financial position and operations of the Company and its wholly- owned subsidiaries, Blue Earth Tech, Inc. (BET), Castrovilla, Inc., (Castrovilla), Blue Earth Energy Management, Inc.  (BEEM), Ecolegacy Gas & Power, LLC (Eco), Xnergy, Inc. (Xnergy), Blue Earth Energy Management Services, Inc. (BEEMS) and Blue Earth Finance, Inc. (BEF). For the year ended December 31, 2011, the consolidated financial statements included the accounts of Blue Earth Tech, Inc, Castrovilla, Inc. and Blue Earth Energy Management, Inc. The 2011 consolidated financial statements also include the accounts of Ecolegacy, LLC and Xnergy, Inc. from September 1, 2011. The Company’s subsidiary HVAC Controls and Specialties, Inc. was disposed of subsequent to December 31, 2013 and is classified as discontinued operations in all periods presented.